Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
We engage in business transactions with certain related parties which include (i) De Agostini S.p.A. (“De Agostini”) or entities directly or indirectly controlled by De Agostini, (ii) other entities and individuals capable of exercising control, joint control, or significant influence over us, and (iii) our unconsolidated subsidiaries or joint ventures. Members of the Board, executives with authority for planning, directing, and controlling the activities of the Company and such Directors’ and executives’ close family members are also considered related parties. We may make investments in such entities, enter into transactions with such entities, or both.

De Agostini Group

De Agostini S.p.A. (“De Agostini”) has a controlling interest in IGT. As of December 31, 2022, De Agostini had an economic interest of approximately 47.4% (excluding treasury shares) and, due to its election to exercise the special voting shares associated with its ordinary shares pursuant to the Loyalty Plan, a voting interest of approximately 63.2% of the total voting rights (excluding treasury shares).
Amounts receivable from De Agostini and subsidiaries of De Agostini (collectively, the “De Agostini Group”) are non-interest bearing. Transactions with the De Agostini Group include payments for support services provided and office space rented pursuant to a lease entered into prior to the formation of the Company. In addition, certain of our Italian subsidiaries had a corporate income tax unit agreement, and in some cases, a Group VAT agreement, with De Agostini pursuant to which De Agostini consolidates certain Italian subsidiaries of De Agostini for the collection and payment of taxes to the Italian tax authority.

Related party amounts due to or from the De Agostini Group are as follows:

	December 31,
($ in millions)	2022	2021
Trade receivables	2	—
Tax-related receivables	—	4
Trade payables	1	1
Tax-related payables	3	3

PlayDigital Synthetic Equity Award Program

On March 9, 2022, Enrico Drago, Chief Executive Officer, PlayDigital, an immediate family member of Marco Drago, a member of the Parent’s board of directors, was granted a synthetic equity award pursuant to the PlayDigital Equity Award Program with Tranche Percentages of 35%, 25%, and 40%, a Synthetic SAR Percentage of 1.275%, and a Synthetic RSU Percentage of 0.225%. At December 31, 2022, $4 million of estimated unrecognized compensation expense attributable to the synthetic equity award granted to Mr. Drago will be recognized as compensation expense over a weighted average period of 3.5 years.

Unconsolidated Subsidiaries, Partnerships and Joint Ventures

From time to time, we make strategic investments in publicly traded and privately held companies that develop software, hardware, and other technologies or provide services supporting its technologies. We may also purchase from or make sales to these organizations.

Ringmaster S.r.l.

We have a 50% interest in Ringmaster S.r.l. (“Ringmaster”), an Italian joint venture, that is accounted for using the equity method of accounting. Ringmaster provides software development services for our interactive gaming business pursuant to an agreement dated December 7, 2011. Our investment in Ringmaster was $1 million at December 31, 2022 and 2021.

We incurred $9 million, $6 million, and $7 million in expenses to Ringmaster for the years ended December 31, 2022, 2021, and 2020, respectively.

Connect Ventures One LP and Connect Ventures Two LP

We hold investments in two venture capital funds, Connect Ventures One LP and Connect Ventures Two LP (the “Connect Ventures”), that are accounted for as equity method investments. De Agostini also holds investments in the Connect Ventures, and Nicola Drago, an immediate family member of Marco Drago, a member of the Parent’s board of directors, holds a 10% ownership interest in, and is a non-executive member of, Connect Ventures LLP, the fund that manages the Connect Ventures.

Our investment in Connect Ventures One LP was $3 million at December 31, 2022 and 2021. Our investment in Connect Ventures Two LP was $5 million and $6 million at December 31, 2022 and 2021, respectively.